Revenue	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Revenue

Note 2. Revenue

The Company disaggregates its revenue from contracts with customers by country of domicile based on the shipping location of the customer. Total revenue disaggregated by country of domicile is as follows (dollars in thousands):

	Nine Months Ended September 30,
	2021		2020
	Revenue	% of Revenue	Revenue	% of Revenue
Revenue by country of domicile:
United States	$402	12%	$488	34%
Japan	2,520	79%	311	22%
Other	302	9%	630	44%
Total	$3,224	100%	$1,429	100%

As of September 30, 2021 and December 31, 2020, the Company had $301,000 and $44,000, respectively, of contract liabilities included in accrued expenses and other current liabilities and no contract assets.

Note 2. Revenue

The Company disaggregates its revenue from contracts with customers by country of domicile based on the shipping location of the customer. Total revenue disaggregated by country of domicile is as follows (dollars in thousands):

	Year Ended December 31,
	2020		2019
	Revenue	% of Revenue	Revenue	% of Revenue
Revenue by country of domicile:
United States	$712	35%	$1,522	37%
Japan	547	27%	1,898	46%
Other	747	38%	712	17%
Total	$2,006	100%	$4,132	100%

As of December 31, 2020, the Company had $44,000 of contract liabilities included in accrued expenses and other current liabilities and no contract assets. As of December 31, 2019, the Company had no contract assets or contract liabilities.